Note 4 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2025
Lessee, Operating Lease, Term of Contract			3 years
Operating Lease, Expense	$ 228,341	$ 187,527
Operating Lease, Weighted Average Discount Rate, Percent	7.00%
Operating Lease, Weighted Average Remaining Lease Term	2 years 9 months 18 days